CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020
Revenue:
Commissions		¥ 91,636	¥ 92,253	¥ 174,522		¥ 177,765
Fees from investment banking		33,901	27,031	69,604		37,859
Asset management and portfolio service fees		67,193	57,417	131,237		111,073
Net gain on trading		91,142	131,463	143,136		270,552
Gain on private equity and debt investments		475	1,805	26,463		2,875
Interest and dividends		69,925	82,494	134,461		189,037
Gain on investments in equity securities		2,082	1,940	5,550		5,413
Other		22,855	24,939	99,408		138,817
Total revenue		379,209	419,342	784,381		933,391
Interest expense		60,343	50,344	112,240		103,646
Net revenue	[1]	318,866	368,998	672,141	[2]	829,745	[2]
Non-interest expenses:
Compensation and benefits		129,245	137,006	264,848		275,303
Commissions and floor brokerage		27,397	27,675	54,213		56,186
Information processing and communications		45,136	42,584	89,235		85,822
Occupancy and related depreciation		17,846	19,056	34,562		36,114
Business development expenses		3,902	3,632	7,196		6,464
Other		76,873	55,418	125,087		104,418
Total non-interest expenses		300,399	285,371	575,141		564,307
Income before income taxes		18,467	83,627	97,000	[2]	265,438	[2]
Income tax expense		12,984	14,704	41,524		52,217
Net income		5,483	68,923	55,476		213,221
Less: Net income attributable to noncontrolling interests		2,270	1,281	3,776		3,063
Net income attributable to NHI shareholders		¥ 3,213	¥ 67,642	¥ 51,700		¥ 210,158
Basic—
Net income attributable to NHI shareholders per share		¥ 1.04	¥ 22.13	¥ 16.76		¥ 68.87
Diluted—
Net income attributable to NHI shareholders per share		¥ 1.01	¥ 21.52	¥ 16.25		¥ 67.10

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes losses arising from the U.S. Prime Brokerage Event